Property and Equipment and Leased assets and lease liabilities - Changes of Obligations Under Capitalized Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning Balance	$ 144,497
Liabilities for new lease agreements	24,431
Interest expenses	2,574
Payments of capital and interests	(29,374)
Others	3,885
Ending balance	$ 146,013